Supplementary cash flow information	12 Months Ended
Dec. 31, 2021
Supplementary cash flow information
Supplementary cash flow information

25.    Supplementary cash flow information

The following additional information is provided with respect to net cash provided by (used in) investing activities for the years ended December 31, 2021, 2020 and 2019:

Details for net cash provided by (used in) investing activities in € THOUS
	2021	2020	2019
Details for acquisitions
Assets acquired	(547,146)	(337,300)	(2,639,432)
Liabilities assumed	70,143	41,761	260,120
Noncontrolling interests(1)	120,197	37,140	137,368
Non-cash consideration	12,482	33,804	26,637
Cash paid	(344,324)	(224,595)	(2,215,307)
Less cash acquired	19,518	9,759	55,210
Net cash paid for acquisitions	(324,806)	(214,836)	(2,160,097)

Cash paid for investments	(77,010)	(10,899)	(23,290)
Cash paid for intangible assets	(32,355)	(33,250)	(37,972)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	(434,171)	(258,985)	(2,221,359)

Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	52,444	14,608	43,317
Cash received from repayment of loans	—	—	—
Proceeds from divestitures	52,444	14,608	43,317

(1)	Includes “put option liabilities” in the amount of €26,801 and €72,151 for the years ended December 31, 2020 and 2019, respectively, which were previously disclosed separately as these amounts relate to noncontrolling interests subject to put provisions.

The following table shows a reconciliation of debt to net cash provided by (used in) financing activities for 2021:

Reconciliation of debt to net cash provided by (used in) financing activities in € THOUS
			Non-cash changes
					Amortization
			Acquisitions	Foreign	of debt
	January 1,	Cash	(net of	currency	issuance costs			December 31,
	2021	Flow	divestitures)	translation	and discounts	Other		2021

Short-term debt from unrelated parties	62,950	1,115,777	164	(531)	—	(7)		1,178,353
Short-term debt from related parties	16,320	61,180	—	—	—	—		77,500
Long-term debt (excluding Accounts Receivable Facility)(1)	7,808,460	(812,002)	11,421	294,437	9,423	3,176		7,314,915
Accounts Receivable Facility	—	—	—	—	—	—		—
Lease liabilities from unrelated parties	4,352,267	(675,639)	42,600	297,110	—	613,762	(2)	4,630,100
Lease liabilities from related parties	140,020	(21,315)	—	90	—	486	(2)	119,281

(1)	Cash Flow excluding repayments of variable payments outstanding for acquisitions in the amount of €19,314 and debt issuance cost relating to undrawn credit facilities in the amount of €7,590.
(2)	Includes newly concluded leases, lease modifications and reassessments of leases with third parties and related parties. Furthermore, interest expense in the amount of €143,160, net of interest paid (included in Net cash provided by (used in) operating activities), are included.

The following table shows a reconciliation of debt to net cash provided by (used in) financing activities for 2020:

Reconciliation of debt to net cash provided by (used in) financing activities in € THOUS

			Non-cash changes
					Amortization
			Acquisitions	Foreign	of debt
	January 1,	Cash	(net of	currency	issuance costs			December 31,
	2020	Flow	divestitures)	translation	and discounts	Other		2020

Short-term debt from unrelated parties	1,149,988	(1,091,410)	4,093	(3,431)	—	3,710		62,950
Short-term debt from related parties	21,865	(5,469)	—	—	—	(76)		16,320
Long-term debt (excluding Accounts Receivable Facility)(1)	7,525,987	557,433	22,644	(309,632)	10,466	1,562		7,808,460
Accounts Receivable Facility	379,570	(373,840)	—	(6,385)	655	—		—
Lease liabilities from unrelated parties	4,582,092	(683,614)	(9,583)	(349,656)	—	813,028	(2)	4,352,267
Lease liabilities from related parties	122,946	(20,185)	—	(169)	—	37,428	(2)	140,020

(1)	Cash Flow excluding repayments of variable payments outstanding for acquisitions in the amount of €22,746.
(2)	Includes newly concluded leases, lease modifications and reassessments of leases with third parties and related parties. Furthermore, interest expense in the amount of €159,148, net of interest paid (included in Net cash provided by (used in) operating activities), are included.

Interest payments are included in operating activities in the consolidated statements of cash flows in the amount of €331,837 and €377,081 as of December 31, 2021 and 2020. Accrued interest is presented in the consolidated balance sheets under Current provisions and other current liabilities. For further information see note 12.